Other Current Assets and Other Current Financial Assets - Summary of Other Restricted Cash (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Restricted Cash and Cash Equivalents [line items]
Total restricted cash	$ 98	$ 504
Brazilian Reais [Member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Total restricted cash	$ 98	65
Colombian Peso [Member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Total restricted cash		$ 439